Virtus Ceredex Small-Cap Value Equity Fund (the “Fund”),
a series of Virtus Asset Trust

Supplement dated July 10, 2026 to the Fund’s Summary Prospectus and the Virtus Asset Trust
Statutory Prospectus, each dated April 28, 2026, as supplemented

Important Notice to Investors

Effective July 10, 2026, Jason E. Fraser, CFA, is hereby added as a portfolio manager of the Fund. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are primarily responsible for the day-to-day management of the fund’s portfolio.

>	Jason E. Fraser, CFA, Managing Director at Ceredex, has managed the fund since July 2026.

>	Don Wordell, CFA, Managing Director at Ceredex, has managed the fund since February 2023.

In the Management of the Funds section under “Portfolio Management” on page 82 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Ceredex” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus Ceredex Small-Cap Value Equity Fund	Jason E. Fraser, CFA (since July 2026) Don Wordell, CFA (since February 2023)

The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Fraser:

Jason E. Fraser, CFA. Mr. Fraser currently serves as a Managing Director at Ceredex. He has worked in investment management since 2011.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/Ceredex SCV PM Changes (7/2026)

Virtus Ceredex Small-Cap Value Equity Fund (the “Fund”),
a series of Virtus Asset Trust

Supplement dated July 10, 2026 to the Statement of Additional Information (“SAI”)
dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective July 10, 2026, Jason E. Fraser, CFA, is hereby added as a portfolio manager of the Fund. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” on page 81 of the SAI is hereby amended by adding Mr. Fraser in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 82 of the SAI is hereby amended by adding a row and associated footnote for Mr. Fraser as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jason E. Fraser (*)	0	N/A	0	N/A	0	N/A

(*) As of May 31, 2026.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 84 of the SAI is hereby amended by adding a row and associated footnote for Mr. Fraser as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies
Jason E. Fraser (*)	Ceredex Small-Cap Value Equity Fund	None	None

(*) As of May 31, 2026. Mr. Fraser became a Portfolio Manager of the Small-Cap Value Equity Fund effective July 10, 2026.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B/Ceredex SCV PM Changes (7/2026)